Summary of Significant Accounting Policies - Summary of Foreign Exchange Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Foreign exchange loss	$ 279	$ 1,432	$ 930	$ 6,421	$ 7,138	$ 5,964	$ 2,618